Tradr 2X Long RGTI Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$13,886,378
TOTAL NET ASSETS — 100.0%	$13,886,378

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Rigetti Computing, Inc.	Receive	8.13% (OBFR01* + 450bps)	At Maturity	7/24/2026	$21,585,074	$-	$2,029,594
TOTAL EQUITY SWAP CONTRACTS								$2,029,594

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.